Related Party Disclosures	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
30. RELATED PARTY DISCLOSURES
The financial position and performance of the Santander UK group were not materially affected in H122 by any related party transactions, or changes to related party transactions, except for the following:
In May 2022, Santander UK plc transferred a portfolio of mortgage assets with a book value of £624m to Santander Financial Services plc for a cash consideration of £631m, including a purchase price premium of £7m.